Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

These unaudited condensed consolidated financial statements include the accounts of the Company and have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been made.

These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements and notes thereto included in the Company’s 2025 Annual Report on Form 20-F, as filed with the SEC on March 25, 2026 (the “Annual Financial Statements”). The results of operations for the interim periods presented herein are not necessarily indicative of the operating results for any future period. The December 31, 2025 financial information has been derived from the Annual Financial Statements.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities. The Company’s management believes that the estimates, judgments and assumptions used were reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts in the statements of operations during each reporting period. Actual results could differ materially from those estimates.

Functional currency and translation to the reporting currency

The functional currency of the Company is the U.S. dollar because the U.S. dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future.

Transactions denominated in currencies other than the functional currency are translated at the exchange rates in effect at the date of the transaction.

1 U.S. dollar = 2.978 NIS and 3.19 NIS as of June 30, 2026 and December 31, 2025, respectively.

The U.S. dollar decreased against the NIS: (5.91)%, (6.65)%, (9.31)% and (7.54)% during the three and six-month periods ended June 30, 2026 and 2025, respectively.

Digital assets

Digital assets consist primarily of RAIN tokens. The Company’s accounting policy for digital assets is consistent with that disclosed in the Company’s annual audited consolidated financial statements for the year ended December 31, 2025. Digital assets are measured at fair value in accordance with ASC 350-60, with changes in fair value recognized in earnings.

The fair value of digital assets is determined in accordance with ASC 820 based on quoted prices in active markets for identical assets. In determining fair value, the Company identifies the principal market, defined as the market with the greatest volume and level of activity to which the Company has access, and uses prices from that market. The Company evaluates the principal market at each reporting date based on observable trading activity and available market data.

The Company’s digital assets are classified within Level 1 of the fair value hierarchy, as fair value is based on observable quoted prices in active markets.

Digital assets purchase option

The Company’s accounting policy for the RAIN Option is consistent with that disclosed in the Annual Financial Statements.

The RAIN Option represents a derivative financial instrument within the scope of ASC 815 and is recognized at fair value upon initial recognition and subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in earnings. The fair value of the RAIN Option is determined in accordance with ASC 820 using valuation techniques that incorporate observable market data, including the price of the underlying digital asset and other market-based inputs. The Company classifies the RAIN Option within Level 2 of the fair value hierarchy, as the valuation is based primarily on observable inputs.

The Company reassesses the valuation inputs and assumptions at each reporting date to reflect current market conditions.

The RAIN Option represented a significant component of the Company’s financial position as of June 30, 2026.

Convertible Debt and Embedded Derivatives

The Company accounts for convertible debt instruments in accordance with ASC 470.

Debt is initially recognized at the amount of proceeds received, net of original issue discounts and issuance costs. The difference between the proceeds received and the contractual repayment amount is recorded as an original issue discount (“OID”). Subsequent to initial recognition, the debt is measured at amortized cost using the effective interest method. Amortization of the OID and issuance costs is recognized as interest expense over the term of the instrument.

The Company evaluates all features embedded in debt instruments in accordance with ASC 815 to determine whether bifurcation is required. Embedded features are bifurcated from the host contract and accounted for separately as derivative liabilities when: (i) the economic characteristics and risks of the embedded feature are not clearly and closely related to those of the host contract; (ii) the embedded feature meets the definition of a derivative; and (iii) the embedded feature does not qualify for the equity scope exception.

Derivative Liabilities

Derivative liabilities are initially recognized at fair value and are remeasured at fair value at each reporting date, with changes in fair value recognized in earnings. The Company measures derivative liabilities using valuation techniques that incorporate significant unobservable inputs and classifies such instruments within Level 3 of the fair value hierarchy under ASC 820.

Debt Issuance Costs

When a debt instrument includes embedded features that are bifurcated and accounted for separately as derivative liabilities, transaction costs incurred in connection with the issuance of such debt instrument are allocated between the debt host contract and the derivative components based on their relative fair values at initial recognition. The portion of issuance costs allocated to the debt host contract is presented as a direct deduction from the carrying amount of the debt and is amortized to interest expense using the effective interest method over the term of the instrument. The portion of issuance costs allocated to the derivative components is recognized in earnings as incurred and is not deferred.

Earnings (loss) per share

Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted-average number of Ordinary Shares outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue Ordinary Shares were exercised or converted into Ordinary Shares, in accordance with ASC 260, “Earnings per Share.” The following data show the amounts used in computing earnings (loss) per share and the effect on income (loss):

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands except share and per share data)	2026	2025	2026	2025

Basic earnings (loss) per share:
Income (loss) from continuing operations	$1,891,614	$(1,868)	$1,949,047	$(5,320)
Weighted-average number of shares outstanding	16,540,934	1,590,378	16,232,377	1,587,165
Basic earnings (loss) per share	$114.40	$(1.20)	$120.10	$(3.40)

For the three and six-month periods ended June 30, 2026, the Company reported net income and included the effect of dilutive securities in the calculation of diluted earnings per share.

For the three and six-month periods ended June 30, 2025, the Company reported a net loss. Accordingly, all potentially dilutive securities were excluded from the calculation of diluted loss per share, as their inclusion would have been anti-dilutive.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands except share and per share data)	2026	2025	2026	2025

Diluted earnings (loss) per share:
Weighted-average number of shares - basic	16,540,934	1,590,378	16,232,377	1,587,165
Effect of dilutive securities:
Weighted average number of stock options	-	-	-	-
Weighted average number of convertible debt	2,637,924	-	1,576,763	-
Weighted average number of restricted stock units	28,662	-	25,353	-
Weighted average number of warrants	125,944	-	125,944	-
Weighted-average number of shares – diluted	19,333,464	1,590,378	17,960,437	1,587,165
Diluted earnings (loss) per share	$97.80	$(1.20)	$108.50	$(3.40)

The following potential Ordinary Shares were excluded from the computation of diluted earnings (loss) per share because their effect would have been anti-dilutive.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands except share and per share data)	2026	2025	2026	2025

Anti-dilutive securities:
Weighted average number of Ordinary Shares issuable under convertible debt	-	-	-	-
Weighted average number of stock options	177,961	191,521	178,977	191,741
Weighted average number of restricted stock units	-	78,053	-	78,681
Weighted average number of warrants	249,765	608,919	369,078	609,380
Number of shares excluded from diluted earnings (loss) per share	427,726	878,493	548,055	879,802

Risk Management and Concentration of Digital Asset Exposure

The Company’s exposure to risks associated with its digital assets, including RAIN, the related RAIN Option and USDT holdings, is consistent with the disclosures included in the Annual Financial Statements, except as described below.

Digital assets and the related RAIN Option continued to represent a substantial majority of the Company’s total assets as of June 30, 2026. Accordingly, the Company remains exposed to concentration risk associated with its reliance on a limited number of digital assets, primarily RAIN. This concentration exposes the Company to significant volatility in its financial position and results of operations.

The Company is exposed to market price risk due to fluctuations in the quoted price of RAIN tokens. Changes in market prices are recognized in earnings in the period in which they occur.

During the six months ended June 30, 2026, the Company held USDT, a stablecoin commonly used for settlement of digital asset transactions. While USDT is designed to maintain a stable value relative to the U.S. dollar, it is subject to risks associated with its issuer, market liquidity and the underlying reserve mechanisms. Accordingly, the Company is exposed to risks related to the stability and convertibility of USDT into U.S. dollars.

The Company is also exposed to valuation risk related to the measurement of the RAIN Option, which is affected by changes in market inputs, including the price of RAIN and expected volatility.

The Company is also exposed to liquidity risk associated with its repayment obligations under the Note (as defined in Note 12). The Note contains scheduled repayment obligations and customary events of default and acceleration provisions. The occurrence of an event of default could require the Company to repay its obligations earlier than scheduled and could result in the enforcement of the lender’s security interest in certain pledged digital assets.

The Company continues to hold its digital assets, including USDT, with third-party custodians in segregated accounts. Digital assets remain subject to cybersecurity, operational and custodial risks inherent in digital asset custody.

There have been no material changes in the Company’s concentrations of credit risk from those disclosed in the Annual Financial Statements, except for the addition of exposure to stablecoins as described above.

Significant Accounting Policies

There have been no material changes to the significant accounting policies previously disclosed in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025.

New Accounting Standards Recently Adopted

Measurements of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU No. 2025-05, “Financial Instruments - Credit Losses (Topic 326) Measurement of Credit Losses for Accounts Receivable and Contract Assets.” This ASU provides a practical expedient that allows entities to assume that current conditions as of the balance sheet date do not change for the remaining life of the asset when estimating expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC Topic 606, “Revenue from Contracts with Customers”.  The adoption of this ASU as of January 1, 2026 did not have a material impact on the Company’s consolidated financial statements and disclosures.

New Accounting Standards Not Yet Adopted

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures,” which requires additional disclosure of certain costs and expenses in the notes to the financial statements. The updated standard is effective for annual periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027. Early adoption is permitted and will be applied prospectively with the option for retrospective application. This ASU will likely result in additional disclosures, the Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and disclosures.

Accounting for Internal-Use Software

In September 2025, the FASB issued ASU No. 2025-06, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Simplifying the Accounting for Internal-Use Software.” The updated guidance changes the capitalization criteria for internal-use software by replacing the existing stage-based model with a principles-based approach focused on the point at which management authorizes the software project, funding is approved, and it is probable that the software will be completed and used as intended. Costs that do not directly relate to the development of internal-use software, such as training, data conversion, and ongoing maintenance, will continue to be expensed as incurred. This standard is effective for annual and interim periods beginning after December 15, 2027. Early adoption is permitted and the standard will be applied prospectively. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements or disclosures.

Interim Reporting

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270) Narrow-Scope Improvements,” which provides clarifications intended to improve the consistency and usability of interim disclosure requirements, including a comprehensive listing of required interim disclosures and a new disclosure principle for reporting material events occurring after the most recent annual period. The amendments do not change the underlying objectives of interim reporting but are designed to enhance clarity in application. The guidance is effective for interim periods beginning after December 15, 2027. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and disclosures.